Related Party Transactions (Details) - USD ($)								1 Months Ended			2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 26, 2023	Dec. 31, 2022	Apr. 21, 2022	Mar. 17, 2022	Dec. 29, 2021	Mar. 04, 2021	Dec. 31, 2020	Jan. 31, 2021	Nov. 30, 2020	Nov. 30, 2020	Dec. 30, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 13, 2023	Feb. 23, 2023	Dec. 21, 2020
Related Party Transactions (Details) [Line Items]
Aggregate price																$ 15,632,692
Exceeds price per share (in Dollars per share)		$ 10										$ 10		$ 10		$ 10
Aggregate principal amount																		$ 700,000
Repaid amount																	$ 149,992
Drawn amount				$ 200,000										$ 1,200,000			$ 149,992
Incurred paid														$ 120,000	$ 120,000
Agreed to purchase (in Shares)	2,500,000
Price per share (in Dollars per share)	$ 10.77
Initial price (in Dollars per share)	10.17
Redemption price per share (in Dollars per share)	$ 0.6													$ 0.6
Shares trade (in Dollars per share)														$ 2
Forward purchase break-up free												$ 300,000		$ 300,000
Forward Purchase Agreement [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)														2,500,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares outstanding (in Shares)							7,187,500										7,187,500
Aggregate shares issued (in Shares)		7,187,500					5									7,187,500	7,187,500
Director 3 [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)								40,000
Director 2 [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)								40,000
Director 1 [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)								40,000
Merger Agreement [Member]
Related Party Transactions (Details) [Line Items]
Exceeds price per share (in Dollars per share)												$ 10		$ 10
Price per warrant (in Dollars per share)												10		$ 10
Transaction expense														$ 30,000,000
Price per share (in Dollars per share)												$ 10		$ 10
Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Outstanding amount
Outstanding service fees
Convertible Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)		$ 1														$ 1
Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital loan amount														1,500,000
IPO Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Repaid amount						$ 149,992
Third Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Payment amount														640,000
Fourth Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																		2,000,000
Fund amount																		700,000
Principal amount																		$ 2,000,000
Percentage of interest																		15.00%
First Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Drawn amount			$ 550,000	750,000
Investor [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares (in Shares)							1,437,500		5,750,000	5,750,000	1,437,500
Aggregate price									$ 30,000	$ 30,000
Investor [Member] | Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Fees payment amount																	200,000
Incurred paid													$ 60,000
Investor [Member] | Convertible Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount					$ 1,500,000
Drawn amount			550,000	$ 200,000	750,000
Outstanding balance		$ 1,500,000														$ 1,500,000
Funds
Promissory note			$ 1,500,000
Investor [Member] | Second Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																			$ 500,000
Drawn amount														640,000
Outstanding balance																	$ 750,000
Promissory note		0												500,000
Investor [Member] | Second Promissory Note [Member] | Related Party Loans [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance		$ 1,500,000														$ 1,500,000
Investor [Member] | Third Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Drawn amount														640,000
Promissory note														640,000
Fund amount												$ 160,000		$ 160,000
Price per public share (in Dollars per share)												$ 0.04		$ 0.04
Aggregate deposit amount												$ 1,120,000		$ 1,120,000
Aggregate share price (in Dollars per share)												$ 0.28		$ 0.28
Investor [Member] | First Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount					$ 1,500,000
Promissory note														$ 700,000
Founder Share [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Founder shares subject to forfeiture (in Shares)									937,500	937,500
Percentage of issued and outstanding shares after Initial Public Offering									20.00%	20.00%
Founder Share [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Exceeds price per share (in Dollars per share)		$ 12														$ 12
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions (Details) [Line Items]
Payment amount						$ 20,000
Fees payment amount		$ 240,000														$ 240,000
Incurred paid												$ 60,000
Sponsor [Member] | Convertible Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																				$ 300,000
Repaid amount						$ 149,992
Sponsor [Member] | IPO Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount																				$ 300,000
Sponsor [Member] | Third Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Fund amount												$ 160,000		$ 160,000
Price per public share (in Dollars per share)												$ 0.04		$ 0.04
Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital loan amount																$ 1,500,000
Price per warrant (in Dollars per share)		$ 1														$ 1
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Founder shares subject to forfeiture (in Shares)												937,500		937,500
Percentage of issued and outstanding shares after Initial Public Offering												20.00%		20.00%
Founder Shares [Member] | Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Exceeds price per share (in Dollars per share)												$ 12		$ 12